INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 964	$ 982	$ 1,162
Impairment of intangible assets other than goodwill	0	18
Trademark assets | Atlantis
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets other than goodwill	18
Trademark assets | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 964	$ 982